Debt (Details) $ in Millions, $ in Millions	Jun. 30, 2023 CAD ($)	May 11, 2023 USD ($)	May 11, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Feb. 09, 2023 CAD ($)
Series M58 Medium Term Notes | Issuance Of Borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 1,050
Series M59 Medium Term Notes | Issuance Of Borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 450
Series US-8 Notes
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 850	$ 1,138
Series M-44 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 1,000
US-3 Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				0.75%	0.75%
Notional amount				$ 600	$ 777
Series 10 Debentures
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 225
Fixed interest rate | Series M58 Medium Term Notes | Issuance Of Borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						4.55%
Fixed interest rate | Series M59 Medium Term Notes | Issuance Of Borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						5.15%
Fixed interest rate | Series US-8 Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		5.10%	5.10%
Fixed interest rate | Series M-44 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				2.70%	2.70%
Fixed interest rate | Series 10 Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.00%